SCHEDULE OF LEASE LIABILITIES (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
Lease Liabilities
Lease liabilities, beginning of period	$ 21,390
Lease liability finance cost	726
Lease liability lease payments	22,116
Lease liabilities, end of period